Material accounting policies	12 Months Ended
Dec. 31, 2025
Material accounting policies
Material accounting policies

4.           Material accounting policies

The consolidated financial statements are prepared in accordance with IFRS Accounting Standards, as issued by the International Accounting Standards Board (IASB). Preparation of financial statements under IFRS requires the Company’s management to make certain estimates and use assumptions to value certain of the items in the consolidated financial statements as well as their related disclosures required therein. The areas with a high degree of judgment and complexity or areas where assumptions and estimates are significant in the consolidated financial statements are described in note 5. The estimates are based on information available at the time the estimates are made, as well as the best knowledge and judgment of management based on experience and current events. However, actual results could differ from those estimates. The Company has implemented control procedures to ensure that its accounting policies are appropriate and are properly applied. Although actual results may differ from those estimates, the Company’s management believes that the estimates and assumptions used were adequate under the circumstances.

The consolidation requirements, accounting policies and valuation methods used in preparing the consolidated financial statements as of and for the year ended December 31, 2025, were the same as those applied in the consolidated financial statements for 2024 and 2023, except for the standards and interpretations described in paragraph (a) (I) included below, which were applicable to the Company and were effective during 2025.

a.	Adoption of amendments to IFRS
I.	New and amended IFRS Accounting Standards that are effective for the current year

In the current year, the Company has applied the following amendment to IFRS Accounting Standards issued by the IASB, which is mandatorily effective for an accounting period that begins on or after 1 January 2025. Its adoption has not had any material impact on the disclosures or on the amounts reported in these consolidated financial statements.

.
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates titled Lack of Exchangeability

The Company has adopted the amendments to IAS 21, for the first time in the current year.

The amendments specify how to assess whether a currency is exchangeable, and how to determine the exchange rate when it is not.

II.	New and revised IFRS Accounting Standards in issue but not yet effective

At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective:

Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments (1)
Annual improvements to IFRS accounting standards - Volume 11

Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 7 Financial Instruments: Disclosures and its accompanying guidance on the implementation of IFRS 7, IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Statements and IAS 7 Statement of Cash Flows. (1)

Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent electricity. (1)
IFRS 18	Presentation and Disclosures in Financial Statements (2)
IFRS 19	Subsidiaries without Public Accountability: Disclosure (2)
IAS 21	Translation to a hyperinflationary presentation currency (2)

1)	Effective for annual periods beginning on January 1, 2026.
2)	Effective for annual periods beginning on January 1, 2027.

The management does not expect the adoption of the standards listed above will have a significant impact on the consolidated financial statements of the Company in future periods, except as indicated below:

IFRS 18 – Presentation and disclosures in financial statements

IFRS 18 replaces IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some paragraphs from IAS 1 have been moved to IAS 8 and IFRS 7. Furthermore, the IASB has made minor amendments to IAS 7 and IAS 33 Earnings per Share.

IFRS 18 introduces new requirements to:

●	Present specified categories and defined subtotals in the statement of profit or loss
●	Provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements.
●	Improve aggregation and disaggregation.

An entity is required to apply IFRS 18 for annual reporting periods beginning on or after 1 January 2027, with earlier application permitted. The amendments to IAS 7 and IAS 33, as well as the revised IAS 8 and IFRS 7, become effective when an entity first applies IFRS 18. IFRS 18 requires retrospective application with specific transition provisions.

The Company’s management does not anticipate that the adoption of these amendments will have a significant impact on the Company’s consolidated financial statements in future periods.

b.	Foreign currency transactions

Foreign currency transactions are recorded at the exchange rate in effect at the date of the transaction date. Monetary assets and liabilities denominated in foreign currency are translated into Mexican pesos at the exchange rate prevailing at the end of the reporting period. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange fluctuations are recorded in profit or loss, except for exchange differences on foreign currency borrowings relating to assets under construction for future productive use, which are included in the cost of those assets when they are regarded as an adjustment to interest costs on those foreign currency borrowings.

c.	Cash and cash equivalents

Cash and cash equivalents consist mainly of bank deposits in checking accounts and short-term investments, highly liquid and easily convertible into cash, maturing within three months as of their acquisition date, which are subject to immaterial value change risks. Cash is stated at nominal value and cash equivalents are measured at fair value.

d.	Financial instruments

Financial assets and financial liabilities are recognized in the Company’s statement of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets

All purchases or sales of financial assets in the ordinary course of business are recognized and derecognized on a trade date basis. Purchases or sales in the ordinary course of business are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

As of December 31, 2025, 2024 and 2023, all of the Company’s financial assets have been recognized at amortized cost.

i)	Amortized cost and effective interest method

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period.

The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and amounts paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.

ii)	Financial assets at fair value through profit or loss (FVTPL)

Financial assets are classified at fair value through profit or loss when the financial asset is held for trading, or it is designated as fair value through profit or loss. As of December 31, 2025, 2024 and 2023, the Company does not have financial assets at fair value through profit.

Impairment of financial assets

The Company recognizes a loss allowance for expected credit losses on investments in debt instruments that are measured at amortized cost or at Fair Value Through Other Comprehensive Income (FVTOCI), trade receivables and contract assets. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instruments.

The Company recognizes lifetime expected credit losses (ECL) for trade receivables and contract assets. The expected credit losses on these financial assets are estimated using a provision matrix based on the Company’s historical credit loss experience, adjusted for factors that are specific to the debtors, including general economic conditions.

For all other financial instruments, the Company recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Significant increase in credit risk

In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Company compares the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. In making this assessment, the Company considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

iii)	Definition of default

The Company considers the following as constituting an event of default for internal credit risk management purposes as historical experience indicates that financial assets that meet either of the following criteria are generally not recoverable:

●	When there is a breach of financial covenants by the debtor; or
●	The information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Company, in full (without taking into account any collateral held by the Company).

Irrespective of the above analysis, the Company considers that default has occurred when a financial asset is more than 90 days past due unless the Company has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

iv)	Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred.

v)	Write-off policy

The Company writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g., when the debtor has been placed under liquidation or bankruptcy proceedings. Any recoveries made are recognized in profit or loss.

vi)	Measurement and recognition of expected credit losses

According to IFRS 9, the Company recognizes a provision of expected credit losses in the financial assets such as trade receivables and other financial assets. The expected credit losses on these financial assets are estimated from the initial recognition of the asset at each reporting date, using as a reference the past experience of the Company’s credit losses, adjusted for factors that are specific to the debtors or groups of debtors, the general economic conditions and an assessment of both, management and conditions existing as of the reporting date, including the time value of money where appropriate.

The measurement of expected credit losses is a function of the probability of default, loss due to a default (i.e., the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss due to a default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default for financial assets, this is represented by the assets’ gross carrying amount at the reporting date.

For financial assets, the expected credit loss is estimated as the difference between all contractual cash flows that are due to the Company in accordance with the contract and all the cash flows that the Company expects to receive, discounted at the original effective interest rate.

Derecognition of financial assets

The Company derecognizes a financial asset only when the contractual rights to the cash flows from the asset expires, or when it transfers to another entity the financial asset and substantially all the risks and rewards of ownership of the asset.

On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received, and receivable is recognized in profit or loss.

Financial liabilities and equity

Classification as debt or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

The Company records a reserve for the repurchase of shares from amounts appropriated from retained earnings, to strengthen the supply and demand of its shares in the stock market, as permitted by Mexican Securities Law. The shareholders’ meeting authorizes the maximum disbursement for the repurchase of shares to be used for this activity in each period between said meeting and the following, in which the application of results is approved and made.

At the time of a purchase, shares are converted into treasury shares and become part of the shareholders’ equity at the purchase price; one part of the capital stock to the historical value, and the remainder to the reserve to repurchase shares.

Financial liabilities

All financial liabilities are measured subsequently at amortized cost using the effective interest method or at FVTPL.

Other financial liabilities

Other financial liabilities, including loans, bond issuances and debt with lenders and trade creditors and other payables are valued initially at fair value, represented generally by the consideration transferred, net of transaction costs, and are subsequently measured at amortized cost using the effective interest method.

Derecognition of financial liabilities

The Company derecognizes financial liabilities when, and only when, the obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in results.

When a financial liability measured at amortized cost is modified without a derecognition, the Company recognizes a gain or loss in the modification, which is calculated as the difference between the amortized cost at the date of the refinancing and the cash flows with the new terms of financing discounted at the effective interest rate of the original debt. In addition, when the Company carries out a refinancing transaction and the previous liability qualifies to be derecognized, the costs incurred in the refinancing are recognized immediately in results at the date of the termination of the previous financial liability.

e.	Property, leasehold improvements and equipment, net

Expenditures for property, leasehold improvements and equipment acquired are carried at acquisition cost.

Depreciation is recognized so as to write off the cost or deemed cost of assets (other than freehold land and properties under construction). Depreciation of property, leasehold improvements and equipment is calculated using the straight-line method over the useful life of the asset. Depreciation begins in the month in which the asset is placed in service. The useful lives of assets are as follows:

Useful
Life (years)
Improvement in leased assets	20
Machinery and equipment	10
Furniture and office equipment	10
Transportation equipment	4
Computer equipment	3.3

The depreciation of property, leasehold improvements and equipment are recorded in results.

Disposal of assets

The gain or loss on the sale or retirement of an item of property and equipment is calculated as the difference between the proceeds from the sale and the carrying value of the asset and is recognized in income when all risks and rewards of ownership of the asset is transferred to the buyer, which generally occurs when ownership of the asset is transferred to the buyer.

Replacements or renewals of a component of property or equipment that extend the useful life of the asset, or its economic capacity are recognized as an increase to property and equipment, with the subsequent write-off or derecognition of the assets replaced or renewed.

Construction in progress for leasehold improvement

Construction in progress for leasehold improvement is carried at cost less any recognized impairment loss. Cost includes professional fees and, in the case of qualifying assets, borrowing costs capitalized in accordance with the Company’s accounting policy.

Such properties are transferred to the appropriate categories of property and equipment when completed and ready for intended use. The depreciation of these assets, as well as other properties, begins when the assets are ready for use.

Subsequent costs

Subsequent costs form part of the value of the asset or are recognized as a separate asset only when it is probable that such disbursement represents an increase in productivity, capacity, efficiency or an extension of the life of the asset and the cost of the item can be determined reliably. All other expenses, including repairs and maintenance are recognized in comprehensive income as incurred.

f.	Leases

-	As lessor

Leases for which the Company is a lessor are classified as financial leases or operating leases. Whenever the terms of the lease transfer substantially all risks and rewards of ownership in the lessee, the contract is classified as a financial lease. All other leases are classified as operating leases.

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease.

Amounts due from lessees under finance leases are recognized as receivables at the amount of the Company’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Group’s net investment outstanding in respect of the leases.

-	As lessee

The Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise in:

●Fixed payments, (including in-substance fixed payments, less any lease incentives receivable.

●	Variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date.

●The amount expected to be payable by the lessee under a residual value guarantee.

●The exercise price of purchase options if the lessee is reasonably certain to exercise the options, and

●	Payments of penalties for terminating the lease if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is presented as a separate line in the consolidated statement of financial position.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

-	The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

-	The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

-	A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Company did not make any such adjustments during the periods presented.

Right-of-use assets

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfer’s ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

The right-of-use assets are presented as a separate line in the consolidated statement of financial position.

The Company applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the “Property, Plant and Equipment’ policy.

g.	Guarantee deposits

Guarantee deposits correspond to amounts received from lessees to guarantee performance under the lease. They are recorded at cost and are either returned to tenants at the end of the lease term or recognized against services unpaid by tenants.

Additionally, certain agreements were entered into with airlines, which established escrow deposits paid by the airlines to guarantee their obligation for payment of the amounts collected from passengers for the Airport Use Fee (Tarifa de Uso de Aeropuertos or “TUA”, for its acronym in Spanish) and other airport services.

If the payment obligations are not met, the Company may immediately exercise the guarantees and utilize the funds. The aforementioned escrow deposits are recorded at cost.

h.	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets is substantially ready for their intended use or sale.

i.	Investment in airport concessions

This item consists of the rights paid to manage, operate and, in certain cases make capital investments to thirteen airports based on a concession granted by the Mexican Government through the Ministry of Infrastructure Communications and Transportation, and to use their facilities, for a 50-year term, beginning in 1998.

Investment in concessions includes the rights to use airport facilities of airport concessions and improvements to concessioned assets and represents the amount granted by the Ministry of Infrastructure Communications and Transportation to each airport concession, plus improvements made to each individual concession since the time of grant.

Under all concession arrangements, (i) the grantor controls or regulates what services the Company must provide with the infrastructure, to whom it must provide them, and at what price; and (ii) the grantor controls, through ownership, any significant residual interest in the infrastructure at the end of the term of the arrangement.

Accordingly, the Company classifies the assets derived from the construction, administration and operation of the service concession arrangements either as intangible assets, financial assets (accounts receivable) or a combination of both.

The Company classifies its assets concessioned as an intangible asset, including its improvements.

An intangible asset results when the operator constructs or makes improvements and is allowed to operate the infrastructure for a fixed period after construction is complete, in which the future cash flows of the operator have not been specified, because they may vary depending on the use of the asset and are therefore considered contingent. The cost of financing incurred during the construction period is capitalized.

Investments in airport concessions are amortized on a straight-line basis over the term of the concession, which is until 2048, or from the date of capitalization of additions or improvements considering the remaining term of the concession.

Revenues and costs related to construction or improvements to intangible assets subject to the Company’s airport concession with the government are recognized as revenue based on the percentage of completion method associated with the related construction costs.

j.	Impairment of long-lived assets

The Company periodically evaluates the impairment of long-lived assets in order to determine whether there is evidence that those assets have suffered an impairment loss. If impairment indicators exist, the recoverable amount of assets is determined, to determine the extent of the impairment loss, if any.

Intangible assets with indefinite useful life and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

When an impairment subsequently reverses, the Company reverses a portion, or all of the impairment losses recognized in prior periods. When an impairment loss is reversed, the carrying amount of the asset is increased to the revised estimated value of its recoverable amount, only to the extent that the increased carrying amount does not exceed the carrying amount that would have been calculated if no impairment loss had been initially recognized for the asset in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

The Company considers that each airport individually cannot be considered as a “cash generating unit” to determine the extent of the loss impairment, since the tender for the concession was made by the Mexican Government as a package of thirteen airports. Therefore, licensees are obligated to operate them regardless of the results generated individually.

Considering the above, the evaluation of a possible impairment loss is performed taking into account the assets of the thirteen airports taken as a whole, while the assets of the hotel operating segment.

k.	Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, when it is probable that the Company will be required to settle the obligation, and when a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties associated with the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows, (when the effect of the time value of money is material).

The main provision recognized by the Company is for major maintenance for its concessioned assets, which is classified as current or noncurrent based on the estimated time period over which it expects to settle the obligation.

l.	Major maintenance provisions

The Company is required to perform major maintenance activities to its airports as established by the concession provided by the Mexican Government, in order to preserve the infrastructure in optimal working condition. The estimated major maintenance costs are considered in the Company’s Master Development Program, which is reviewed and updated every five years. The Company recognizes and measures the contractual obligations of major maintenance of infrastructure when accrued according to IAS 37 (Provisions, Contingent Liabilities and Contingent Assets) and IFRS Interpretation Committee 12 (Service Concession Arrangements), a portion is recorded as short-term and the remainder as long-term depending on the period in which the maintenance is expected to be performed. These contractual obligations to maintain and restore the infrastructure of airports are recognized as a provision in the consolidated statements of financial position and in the expenses of the current fiscal year, pursuant to estimates that are required to comply with the present obligation at the end of the reporting period. When the effect of the time value of money is material, the amount of the provision equals the present value of the expenditures expected to be required to settle the obligation.

The carrying amount of the provision increases each period to reflect the passage of time and this increase is recognized as an expense. After initial recognition, provisions are reviewed at the end of each reporting period and adjusted to reflect current best estimates.

Adjustments to provisions arise from three sources: (i) revisions to estimated cash flows (both in amount and timing); (ii) changes to present value due to the passage of time; and (iii) revisions of discount rates to reflect prevailing current market conditions.

In periods following the initial recognition and measurement of the maintenance provision at its present value, the provision is revised to reflect estimated cash flows being closer to the measurement date. The unwinding of the discount relating to the passage of time is recognized as a financing cost and the revision of estimates of the amount and timing of cash flows is a remeasurement of the provision and charged or credited as an operating item within the consolidated statements of income and other comprehensive income.

m.	Income taxes

Income tax expense represents the sum of the tax currently and deferred tax. Current tax is determined based on taxable profit, which differs from profit as reported in the consolidated statement of income and other comprehensive income because of items of income or expense that are taxable or deductible in periods different from when they are recognized in accounting profit.

Deferred income taxes are recognized for the applicable temporary differences resulting from comparing the accounting and tax values of assets and liabilities plus any future benefits from tax loss carry forwards. Except as mentioned in the following paragraph, deferred tax liabilities are recognized for all taxable temporary differences and deferred tax assets are recognized for all deductible temporary differences and the expected benefit of tax losses. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the assets to be recovered.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the Company is able to control the reversal of the temporary difference, and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences, and they are expected to reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. The Company determined recoverability of its deferred tax assets for each subsidiary based on its projections of future taxable income, which includes the Master Development Program and the maximum rates for the period 2026-2030 approved by the Ministry of Infrastructure Communications and Transportation.

Current and deferred income taxes are recognized as income or expense in profit or net loss, except when they relate to items recognized outside of profit or loss, as in the case of items of other comprehensive income, or other shareholders’ equity items, in which case the tax is recognized in other comprehensive income as part of the equity item involved.

Assets and deferred tax liabilities are offset when a legal right to offset assets with liabilities exists and when they relate to income taxes relating to the same tax authorities and the Company intends to liquidate its assets and liabilities on a net basis.

n.	Employee benefits

Short-term employee benefits

A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service.

Certain subsidiaries are subject to payment of statutory employee profit sharing and is recorded in the results of the year in which it is incurred and presented under cost and administrative expenses in the consolidated statements of income and other comprehensive income.

As a result of the Income Tax Law of 2014, as of December 31, 2025, 2024, and 2023, the Employee Profit Sharing (“PTU”, by its acronym in Spanish) is determined based on taxable income according to section I of article 9 of the same Law.

Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related services.

Benefits from retirement and termination

Payments to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions.

For defined benefit retirement benefit plans for termination and seniority premium, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period. Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the consolidated financial statements with a charge or credit recognized in other comprehensive income in the period in which they occur.

Remeasurement recognized in other comprehensive income may be reclassified directly to retained earnings but will not be reclassified to profit or loss. Past service cost is recognized in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset. Defined benefit costs are categorized as follows:

●	Service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements)

●	Net interest expense or income
●	Remeasurement

The effects related to the employee benefit obligation resulting from employee transfers between entities of the Company are recognized in other comprehensive income. The Company presents the first two components of defined benefit costs in the consolidated statements of income and other comprehensive income in the line items cost of services and administrative expenses. Curtailment gains and losses are accounted for as past service costs.

The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the Company’s defined benefit plans. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

A liability for a termination benefit is recognized at the earlier of when the Company can no longer withdraw the offer of the termination benefit and when the Company recognizes any related restructuring costs.

o.	Revenue recognition

The revenues are recognized at the fair value of the consideration received or receivable, net of any discount or rebate. The Company applies a 5-step approach to revenue recognition:

●Step 1: Identify the contract(s) with a customer.
●Step 2: Identify the performance obligations in the contract.
●Step 3: Determine the transaction price.
●Step 4: Allocate the transaction price to the performance obligations in the contract.
●Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

Under this scope, the Company recognizes revenue when (or as) a performance obligation is satisfied, i.e., when “control” of the goods or services underlying the particular performance obligation is transferred to the customer.

Revenues are mainly generated from the delivery of aeronautical and non-aeronautical services.

Aeronautical services

Consist mainly of revenues generated from activities related to services provided to airlines and passengers. These revenues are subject to a system of prices regulated by the Ministry of Infrastructure Communications and Transportation, which establishes a maximum rate for such aeronautical and complementary services provided at each airport. Such revenues are recognized when the related services are rendered.

With the objective of increasing demand for aeronautical traffic at its airports, the Company implemented an incentive program to its airline customers linked to an increase in airline traffic and the opening of new routes, which is subject to certain restrictions. These incentives are recorded as a reduction of revenues over the period they are provided to clients (see note 26).

Non-aeronautical services

Consist mainly of the leasing of commercial spaces in airport terminals (different from spaces occupied by airlines that are essential for their operation), revenues from the operation of parking lots, advertising, and fees from access to third parties that provide catering services and other services at airports. Spaces in the airport terminals are rented through operating lease agreements that contain either fixed monthly rent (increased annually based on the National Consumer Price Index (“NCPI”)) or fees based on a minimum monthly fee or a percentage of the monthly income of the lessee, whichever is higher (contingent rent). The fixed portion of lease revenues is recognized when the services are rendered or based on the terms of the related lease.

Contingent rentals received from the percentage of monthly sales from the Company’s leases are recognized in income once the contingency is met. Therefore, during the year, the percentage of lessee monthly revenues is recognized in the following month, once the Company has received information related to its tenants’ revenues. Though each year reported includes twelve months of revenues, this accounting treatment results in a one-month lag with respect to the commercial revenues for those tenants whose stated percentage of monthly income is greater than the minimum monthly fee. However, the Company monitors the effect of this one-month lag at each reporting date and does not believe such effect to be material to its reported results.

The Company’s policy for recognition of revenue from operating leases is described in detail, in subparagraph f) of this note (the Company as lessor).

Revenue from hotel services is recognized when the services are provided.

Construction services and costs of improvements to assets concessioned

Under IFRIC 12 (Service Concession Arrangements), the Company recognizes revenues and costs for improvements to the airport concession according to the percentage of completion method derived from the improvements made to the airports and that are included in the Master Development Program. Construction service revenues related to the airport concession are determined based on the exchange between the Company and the government, as the Company constructs or improves the airports based on the Master Development Program, and the government grants the Company the right to obtain revenues from the airport services rendered in return for those construction services.

The cost for construction services is determined according to the cost the Company would incur in the construction or improvements based on the investments included in the Master Development Program, for which, through a tender offer, the Company contracts third parties to perform. The revenue amount and cost are equivalent because the Company does not obtain any profit margin for the construction and considers that the costs incurred are paid at market prices.

p.	Basic and diluted earnings per share

Basic earnings per share are computed by dividing net income of the controlling interest by the weighted average number of common shares outstanding during the year. The Company does not have potentially dilutive shares.